ADVANCES TO SUPPLIERS, NET - THIRD PARTIES	12 Months Ended
Dec. 31, 2020
ADVANCES TO SUPPLIERS, NET - THIRD PARTY
ADVANCES TO SUPPLIERS, NET - THIRD PARTY

9.    ADVANCES TO SUPPLIERS, NET – THIRD PARTIES

	As of December 31,
	2019	2020
	RMB	RMB
Advances to suppliers - current	2,529,898,199	1,008,557,523
Provision for advances to suppliers	(7,524,746)	(5,944,440)
Advances to suppliers, net	2,522,373,453	1,002,613,083

As of December 31, 2019 and 2020, advances to suppliers with term of less than 1 year mainly represent payments for procurement of recoverable silicon materials, virgin polysilicon and solar cells and the Group has delivery plan with the respective suppliers to receive the materials in the next twelve months. There were no provisions recorded against advances to suppliers for the years ended December 31, 2018, 2019 and 2020. The Group wrote off fully impaired balances of advances to suppliers with the amount of RMB1,580,306 during the year ended December 31, 2020.